VIA EDGAR

November 7, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	WST Investment Trust (the “Trust”)
File Nos. 333-189704 and 811-22858

Ladies and Gentlemen:

Attached for electronic filing is an amendment to the Trust’s registration statement on Form N-1A. The registration statement is being amended to include the Trust’s initial financial statements in the statement of additional information. The prior amendment to the registration statement, filed on October 22, 2013, included the same financial statements as an exhibit pursuant to Item 28(k) of Form N-1A.

The Trust acknowledges that:

1.	Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.
The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please contact the undersigned at 919-420-1832.  Thank you for your consideration.

Sincerely,

/s/ Thomas W. Steed III

Thomas W. Steed III

cc:	Vincent J. Di Stefano
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

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